Silver metals delivery agreement	9 Months Ended
Sep. 30, 2025
Silver metals delivery agreement
Silver metals delivery agreement

9. Silver metals delivery agreement

On December 19, 2024, as part of the consideration for the remaining 40% interest in the Galena Complex, the Company entered into a silver metals delivery agreement with Mr. Eric Sprott for monthly purchases and deliveries of 18,500 ounces of silver for 36 months starting in January 2026 (the “Silver Agreement”). As part of the Silver Agreement, outstanding indebtedness of $1.4 million from Mr. Eric Sprott related to the original joint venture agreement (see Note 17) will be used to offset the metals contract liability commencing with the initial monthly delivery starting in January 2026.

The fixed deliveries are recognized as a financial liability measured at fair value through profit or loss as the Company expects metal deliveries will be satisfied through external purchase of silver. A fair value of the metals contract liability of $19.8 million was determined at inception using forward commodity pricing curves at the end of the fiscal 2024. A $10.4 million loss to fair value on metals contract liability due to changes in forward commodity pricing curves was recorded during the nine-month period ended September 30, 2025 (2024: nil).

Nine-month
period ended
September 30,
2025

Net silver contract liability, beginning of period	$18,193
Revaluation of metals contract liability	10,373
Net silver contract liability, end of period	$28,566

Current portion	$6,368
Non-current portion	22,198
$28,566